CONSOLIDATED STATEMENTS OF CASH FLOWS (FY) - USD ($)	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Cash flows from operating activities
Net income (loss)	$ (15,727,000)		$ (82,651,000)		$ 152,218,000
Adjustments to reconcile net income (loss) to net cash (used in) provided by operating activities:
Depreciation and amortization	12,133,000		11,498,000		4,425,000
Change in fair value of warrant liability	(1,505,000)		(25,370,000)		(166,518,000)
Change in tax receivable agreement liability	1,256,000		(142,352,000)		0
Amortization of right-of -use lease assets	4,930,000		4,655,000		4,402,000
Asset impairment charges	24,403,000		4,317,000		2,372,000
Stock-based compensation	13,515,000		23,493,000		29,324,000
Deferred tax asset	0		179,077,000		(842,000)
Discharge of holdback obligation related to prior acquisition	(3,705,000)		0		0
Provision for credit losses	1,792,000		17,216,000		5,487,000
Changes in operating assets and liabilities:
Accounts receivable	4,488,000		(16,270,000)		(13,609,000)
Operating lease right-of-use assets	0		0		(43,323,000)
Prepaid expenses and other current assets	3,335,000		7,461,000		8,235,000
Other assets	(40,000)		(229,000)		(313,000)
Accounts payable and accrued expenses	(15,275,000)		14,892,000		699,000
Deferred revenue	(338,000)		(1,895,000)		2,793,000
Operating lease liabilities	(6,334,000)		(5,463,000)		44,840,000
Net cash provided by operating activities	22,928,000		(11,621,000)		30,190,000
Cash flows from investing activities
Capitalized software and expenditures	(11,871,000)		(16,055,000)		(7,935,000)
Cash paid for acquisitions, net of cash acquired	0		(713,000)		(16,000,000)
Cash paid for acquisition holdback release	0		(1,000,000)		0
Cash paid for other investments	0		0		(6,500,000)
Net cash used in investing activities	(11,871,000)		(17,768,000)		(30,435,000)
Cash flows from financing activities
Distributions	(4,218,000)		(2,448,000)		(18,998,000)
Repayment of insurance premium financing	(1,450,000)		(7,344,000)		(7,098,000)
Taxes paid related to net share settlement of equity awards	(6,000)		(13,000)		0
Proceeds from collection of related party note receivable	384,000		0		0
Proceeds from business combination	0		0		79,969,000
Payment of note payable	0		0		(205,000)
Repurchase of Class B Units	0		0		(5,565,000)
Net cash used in financing activities	(5,290,000)		(9,805,000)		48,103,000
Net increase (decrease) in cash	5,767,000		(39,194,000)		47,858,000
Cash - beginning of period	28,583,000	[1]	67,777,000		19,919,000
Cash - end of period	34,350,000		28,583,000	[1]	67,777,000
Supplemental disclosure of cash flow information
Cash (refunded from) paid for income taxes	38,000		(94,000)		242,000
Supplemental disclosures of noncash investing and financing activities
Issuance of equity for acquisitions	0		28,725,000		29,312,000
Insurance premium financing	0		4,598,000		11,205,000
Accrued liabilities assumed in connection with acquisition	0		2,236,000		100,000
Stock-based compensation capitalized for software development	1,386,000		1,667,000		1,099,000
Capitalized assets included in accounts payable and accrued expenses	1,041,000		654,000		781,000
Holdback liability recognized in connection with acquisition	0		98,000		1,000,000
Warranty liability assumed from the Business Combination	0		0		193,978,000
Tax receivable agreement liability recognized in connection with the Business Combination	0		0		128,567,000
Deferred tax assets recognized in connection with the Business Combination	0		0		151,255,000
Other assets assumed from the Business Combination	$ 0		$ 0		$ 1,053,000

[1]	For the three months ended March 31, 2023, provision (benefit) for credit losses and change in accounts receivable have been retrospectively adjusted to reflect the restatement of previously reported revenue and credit losses. See Note 2, “Summary of Significant Accounting Policies,” for further information.